Condensed Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Beginning balance at Oct. 01, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 01, 2020				0	0
Issuance of Class B ordinary shares to sponsor	25,000	24,425			$ 575
Issuance of Class B ordinary shares to sponsor (in shares)					5,750,000
Sale of units in initial public offering less fair value of public warrants	223,610,510	223,608,210		$ 2,300
Sale of units in initial public offering less fair value of public warrants (in shares)				23,000,000
Offering costs	(12,703,714)	(12,703,714)
Excess cash received over fair value of private placement warrants	387,910	387,910
Shares subject to possible redemption	(204,847,490)	(204,845,442)		$ (2,048)
Shares subject to possible redemption (in shares)				(20,484,749)
Net loss	(1,472,213)		(1,472,213)
Ending balance at Dec. 31, 2020	5,000,003	6,471,389	(1,472,213)	$ 252	$ 575
Ending balance (in shares) at Dec. 31, 2020				2,515,251	5,750,000
Issuance of Class B ordinary shares to sponsor	25,000
Shares subject to possible redemption	2,461,840	2,461,816		$ 24
Shares subject to possible redemption (in shares)				246,184
Net loss	(2,461,835)		(2,461,835)
Ending balance at Mar. 31, 2021	$ 5,000,008	$ 8,933,205	$ (3,934,048)	$ 276	$ 575
Ending balance (in shares) at Mar. 31, 2021				2,761,435	5,750,000